Schedule of class of assets (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		$ 3,025	$ 14,948
Beginning balance		3,254	15,521
Addition		982	71
Capitalized borrowing costs		5	2
Write-offs		(12)	(7)
Transfers		(11)	(41)
Signature Bonuses Transfers	[1]	(840)
Amortization		(37)	(32)
Impairment recognition		(1)
Cumulative translation adjustment		143	580
Balance at June 30, 2021		3,254	15,521
Carrying amount1 [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		4,087
Beginning balance		4,415	16,712
Balance at June 30, 2021		4,415	16,712
Accumulated depreciation, amortisation and impairment [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		(1,062)
Beginning balance		(1,161)	(1,191)
Balance at June 30, 2021		(1,161)	(1,191)
Service concession rights [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020	[2]	2,695	14,714
Beginning balance	[2]	2,851	15,243
Addition	[2]	895	12
Capitalized borrowing costs	[2]
Write-offs	[2]	(11)	(7)
Transfers	[2]	(10)	(43)
Signature Bonuses Transfers	[1],[2]	(840)
Amortization	[2]	(2)	(4)
Impairment recognition	[2]
Cumulative translation adjustment	[2]	124	571
Balance at June 30, 2021	[2]	2,851	15,243
Service concession rights [member] | Carrying amount1 [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		2,744
Beginning balance		2,905	15,336
Balance at June 30, 2021		2,905	15,336
Service concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		(49)
Beginning balance		(54)	(93)
Balance at June 30, 2021		(54)	(93)
Software licenses [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		308	210
Beginning balance		380	253
Addition		87	59
Capitalized borrowing costs		5	2
Write-offs		(1)
Transfers		(1)	2
Signature Bonuses Transfers	[1]
Amortization		(35)	(28)
Impairment recognition		(1)
Cumulative translation adjustment		18	8
Balance at June 30, 2021		$ 380	253
Estimated useful life in years		5 years
Software licenses [member] | Carrying amount1 [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		$ 1,321
Beginning balance		1,487	1,351
Balance at June 30, 2021		1,487	1,351
Software licenses [member] | Accumulated depreciation, amortisation and impairment [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		(1,013)
Beginning balance		(1,107)	(1,098)
Balance at June 30, 2021		(1,107)	(1,098)
Goodwill [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		22	24
Beginning balance		23	25
Addition
Capitalized borrowing costs
Write-offs
Transfers
Signature Bonuses Transfers	[1]
Amortization
Impairment recognition
Cumulative translation adjustment		1	1
Balance at June 30, 2021		23	25
Goodwill [member] | Carrying amount1 [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Balance at December 31, 2020		22
Beginning balance		23	25
Balance at June 30, 2021		$ 23	$ 25

[1]	Transfer to PP&E relating to Sépia and Atapu.
[2]	It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.